GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           Maxim Series Account AICPA
                          Semi-Annual Report Form N-30D
                         File Nos. 811-03249, 333-44839

        The information required to be contained in this report for the period ending June 30, 2003 includes the following previously filed semi-annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference.

Dreyfus Stock Index Fund, Inc.:

Dreyfus Stock Index Fund
File No. 811-05719
Form N-CSR
Filed Via EDGAR and accepted August 18, 2003
Accession No. 0000846800-03-000007

Janus Aspen Series:

Janus Aspen Flexible Income Portfolio
File No. 811-07736
Form N-CSR
Filed via EDGAR and accepted August 22, 2003
Accession No. 0000906185-03-000009

Maxim Series Fund, Inc.:

Maxim Money Market Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000085

Maxim T. Rowe Price Equity/Income Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000103

Maxim Growth Index Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000099

Maxim INVESCO Balanced Portfolio
File No. 811-03364
Form N-CSR
Filed via EDGAR and accepted August 27, 2003
Accession No. 0000356476-03-000107

Neuberger Berman Advisors Management Trust:

Partners Portfolio
File No. 811-04255
Form N-CSR
Filed via EDGAR and accepted August 28, 2003
Accession No. 0000943663-03-000379

Franklin Templeton Variable Insurance Products Trust:

Templeton Foreign Securities Fund
File No. 811-05583
Form N-CSR
Filed via EDGAR and accepted August 29, 2003
Accession No. 0001193125-03-043976